Debt	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Debt

22.	Debt
Debt classified within current liabilities included short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities included borrowings from banks and other financing with maturity dates greater than twelve months
(long-term debt), net of the current portion.
The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2023					2022
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
	(€ million)
Notes	€2,277	€7,133	€8,805	€15,938	€18,215	€3,692	€7,662	€7,911	€15,573	€19,265
Borrowings from banks	1,512	1,297	27	1,324	2,836	1,389	1,416	145	1,561	2,950
Asset-backed financing	3,638	1,014	126	1,140	4,778	1,009	558	88	646	1,655
Lease liabilities	718	728	712	1,440	2,158	634	896	729	1,625	2,259
Other debt	1,317	150	9	159	1,476	960	63	1	64	1,024
Total Debt	€9,462	€10,322	€9,679	€20,001	€29,463	€7,684	€10,595	€8,874	€19,469	€27,153
Debt increased by approximately €2.3 billion primarily to fund financial services activities in the U.S.
Notes
The following table summarizes the notes outstanding at December 31, 2023 and 2022:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2023	2022
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2016	EUR	500	2.375	Q2/2023	—	508
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	609	608
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	102	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	659	658
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	596	594
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,014	1,011
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	100	1.050	Q4/2023	—	101
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	70	Euribor 6M + 1.050	Q4/2023	—	71
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	207	204
Medium Term Note Programme(1):
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	1,296	1,340
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.375	Q3/2023	—	1,289
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,381	1,420
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,200	1,219
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,256	1,254
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,254	1,250
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,241	1,240
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,016	1,016
STELLANTIS N.V. 2023 - Green Bond	EUR	1,250	4.375	Q1/2030	1,285	—
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,266	—
Other Notes:
STELLANTIS N.V. (FCA N.V.) 2015	U.S.$	1,500	5.250	Q2/2023	—	1,437
STELLANTIS FINANCE US 2021	U.S $	1,000	1.711	Q1/2027	909	942
STELLANTIS FINANCE US 2021	U.S $	1,000	2.691	Q3/2031	909	941
STELLANTIS FINANCE US 2022	U.S. $	550	5.625	Q1/2028	512	520
STELLANTIS FINANCE US 2022	U.S. $	700	6.375	Q3/2032	643	665
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	749	764
Total Notes					€18,215	€19,265
______________________________________________________________________________________________________________________________
(1) Listed on the Irish Stock Exchange
Notes Issued by Peugeot S.A
Bonds issued by Peugeot S.A. are governed by the terms and conditions of the Peugeot S.A. €5 billion EMTN
Program that was renewed on June 8, 2020 for the last time. Those bonds are guaranteed by the GIE PSA Trésorerie.
In April 2019, Peugeot S.A. raised funds using a private investment under German law through a
Schuldscheindarlehen. This transaction was structured in several tranches denominated in euros, with maturities ranging from
Q4 2023 to Q2 2027.
Notes Issued Under the Medium Term Note Programme
Certain notes issued by Stellantis were governed by the terms and conditions of the Medium Term Note (“MTN”)
Programme (previously known as the Global Medium Term Note Programme, or “GMTN” Programme) formerly available to
FCA N.V., the predecessor of Stellantis N.V. A maximum of €20 billion was allowed under this programme, and notes of
€3.5 billion (principal amounts) were outstanding as at December 31, 2023.
After the merger, Stellantis established a Euro Medium Term Note Programme (“EMTN”) under which it may from time to time issue notes up to an amount of €30 billion.
Under the €30 billion EMTN Programme, the Company issued two notes and repaid one note at maturity during the year ended December 31, 2023:
•In March 2023, a Green Bond was issued with a principal amount of €1.25 billion with an interest rate of 4.375 percent and matures in March 2030. Stellantis will allocate an amount equal to the net proceeds of any Green
Bond issued to investments and expenditures meeting the eligibility criteria (the “Eligible Green Projects”). The
Eligible Green Projects include design, development and manufacturing of zero emissions vehicles, that are battery electric vehicles and hydrogen fuel cell vehicles;
•In June 2023, the Company issued notes with principal amount of €1.25 billion with an interest rate of 4.25 percent and matures in June 2031; and
•In July 2023, the Company repaid one note at maturity with principal amount of €1.250 billion with an interest rate of 3.375 percent.
As at December 31, 2023, the outstanding principal amount of the notes issued under the successive versions of the programme, after the merger, was €7.25 billion.
These notes impose covenants on the issuer, which include: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of
Stellantis N.V.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by Stellantis' main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2023, Stellantis was in compliance with the covenants under the MTN Programme.
From time to time, Stellantis may buy back notes in the market. Such buybacks, if made, depend upon market conditions, the Company's financial situation and other factors which could affect such decisions.
Other Notes
In October 2023 Stellantis repaid, at maturity, €170 million related to Schuldschein issued by PSA in 2019.
In April 2023, Stellantis repaid, at maturity, a €500 million note formerly issued by PSA in 2016, and a U.S.
$1.5 billion (€1.4 billion) note formerly issued by FCA in 2015.
As at December 31, 2023, all the outstanding notes of Stellantis were rated “Baa2” by Moody’s Investors Service and “BBB+” by S&P Global Ratings.
The Notes impose covenants on Stellantis N.V. including: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of
Stellantis N.V.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the
Notes under certain events of default on other financial instruments issued by Stellantis’ main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2023, Stellantis was in compliance with the covenants of the Notes.
Borrowings from banks
European Investment Bank Borrowings
Stellantis had financing agreements with the European Investment Bank (“EIB”) for a total of €1.0 billion outstanding at December 31, 2023 (€1.0 billion at December 31, 2022). These were entered into to finance specific projects and investment plans among which include the manufacturing of PHEV vehicles at the Melfi production plant in Italy, the manufacturing of battery electric vehicles at the Mirafiori production plant in Italy, the research, development and innovation for electrification, connectivity and self-driving technologies mainly conducted at the Turin laboratories in Italy and the development of low emissions and fuel efficient propulsion systems.
Brazil
Stellantis’ Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations including financial services activities. Total debt outstanding under those facilities amounted to a principal amount of €0.7 billion at December 31, 2023 (€0.6 billion at December 31, 2022). This includes subsidized financing, granted by public financing institutions, such as Banco Nacional do Desenvolvimento, with the aim to support industrial projects in certain areas that gave the Company the opportunity to fund large investments in Brazil at attractive rates. At December 31,
2023, outstanding subsidized loans amounted to €0.2 billion (€0.3 billion at December 31, 2022), of which approximately
€0.1 billion (€0.2 billion at December 31, 2022) related to the construction of the Pernambuco plant in Brazil, which was supported by subsidized credit lines totaling Brazilian Real 6.5 billion (€1.2 billion).
Undrawn committed credit lines
On July 23, 2021, Stellantis announced that it had signed a new syndicated revolving credit facility (“RCF”) of
€12.0 billion, with a group of 29 relationship banks. This new RCF replaces the existing syndicated RCFs from the PSA
Group (€3.0 billion) and FCA Group (€6.25 billion), thereby providing an increase in the Company’s overall liquidity and an extension of the duration of the facility and is available for use in general corporate purposes. The credit facility is structured in two tranches: €6.0 billion, with a 3-year tenor, and €6.0 billion, with a 5-year tenor, each tranche benefiting from two further extension options, each of 1-year. In June 2023, the second-year extension option has been exercised. Current maturities are July 2026 and July 2028 respectively for the two tranches.
At December 31, 2023, undrawn committed credit lines of €12.6 billion include the syndicated revolving credit facility of €12.0 billion, signed in 2021.
The covenants of the RCF include negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2023, Stellantis was in compliance with the covenants of the RCF.
Asset-backed financing
Asset-backed financing primarily represented the amount of financing received by Stellantis Financial Services U.S.
through securitization programs of €4,711 million, that will be settled through the collection of a portfolio of receivables which originate from consumers.
The retail consumer contracts are pledged to special purpose entities as collateral.
The following table summarizes the asset-back financing amounts at December 31, 2023 and 2022:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2023	2022
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q3/2024	3,189	627
SFS Funding II	USD	CP/SOFR+spread	Q3/2024	109	10
FIARC	USD	SOFR+spread	Q2/2025	29	101
Term Notes:
Term Notes 2017-2020	USD	2.80%-7.07%	Q2/2027	36	114
Term Notes 2021-1	USD	0.89%-5.37%	Q2/2028	45	75
Term Notes 2021-2	USD	0.48%-3.14%	Q4/2028	98	158
Term Notes 2022-1	USD	2.03%-5.41%	Q2/2029	125	201
Term Notes 2022-2	USD	6.26%-8.71%	Q4/2029	151	241
Term Notes 2023-1	USD	5.89%-7.74%	Q1/2031	929	—
Total				€4,711	€1,527
________________________________________________________________________________________________________________________________________________
(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes
Warehouse Credit Facilities
There are three revolving warehouse credit facilities used to finance loan originations by Stellantis Financial
Services U.S. The Company believes that the credit facilities will continue to be renewed or replaced, and that it will be able to secure additional sources of financing on satisfactory terms; however, there can be no assurance that it will be able to do
so. In the event that the Company is unable to renew its facilities, the receivables pledged would amortize over time to pay down the warehouse credit facilities; however, the Company would not be able to finance new receivables without alternative sources of funding. Stellantis Financial Services U.S. uses interest rate derivatives in order to reduce the interest rate risk of certain warehouse credit facilities.
The Company has three separate USD warehouse credit facilities. First Investors Auto Receivables Corporation
(“FIARC”) was implemented on August 31, 2012 and has a commitment through June 2025. The FIARC facility has a capacity of €271 million ($300 million) and bears interest based on SOFR plus a spread. Stellantis Financial Services U.S.
has also implemented two additional separate warehouse credit facilities. The first Stellantis Financial Services U.S. facility,
SFS Funding, LLC, was implemented in August 2022 and matures in August 2024. The €2.3 billion ($2.5 billion)
commitment bears interest based on variable commercial paper rates plus a spread or one-month term SOFR, plus a spread.
The second Stellantis Financial Services U.S. facility, SFS Funding II, LLC, was implemented in August 2022 and matures in
August 2024. The €452 million ($500 million) commitment bears interest based on variable commercial paper rates plus a spread or one-month term SOFR, plus a spread.
ABS Term Notes
ABS Term Notes are issued in various classes ranging from Class A to Class E Notes. These notes are sequentially paid with Class A Notes paid first. The range in interest rates depends on the level of risk of loss and is determined by investor interest in each class of the notes.
The terms governing the warehouse credit facilities and ABS Term Notes contains numerous covenants relating to the issuer’s business, the observance of certain financial covenants, the avoidance of certain levels of delinquency experience and other matters. A breach of a covenant, if not cured within the time limits specified, could precipitate events of default that might result in the acceleration of the ABS Term Notes or warehouse credit facilities. The Company was not in default with respect to any financial and non-financial covenants governing these financing arrangements at December 31, 2023.
Refer to Note 24, Fair value measurement for additional information on fair and carrying values of assigned receivables and related liabilities.
Other
Additionally, there is €67 million of debt relating to factoring transactions which do not meet the IFRS 9 derecognition requirements and are recognized within assets of the same amount as of December 31, 2023 (€128 million at
December 31, 2022) in the Consolidated Statement of Financial Position, refer to Note 16, Trade receivables, other assets, prepaid expenses and tax receivables for additional information.
Other debt
Other debt also includes funds raised from financial services companies and deposits from dealers in South America, primarily in Brazil.
Lease liabilities
The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2023	2022
	(€ million)
Long-term debt (non-current)	€1,440	€1,625
Short-term debt and current portion of long-term debt (current)	€718	€634
Maturity analysis - contractual undiscounted cash flows

At December 31, 2023
(€ million)
Due within one year	€818
Due between one and five years	824
Due beyond five years	795
Total undiscounted lease liabilities	€2,437
In addition, the Company entered into commitments relating to leases not yet commenced of €369 million, of which the most significant relating to contracts in the U.S. and in Canada. In addition to the above, the Company entered into non-
cancellable short-term leases, which have not been classified as lease liabilities, of €59 million which is expected to be settled within the next 12 months.
Debt secured by assets
At December 31, 2023, debt secured by assets of the Company amounted to €79 million (€176 million at
December 31, 2022), excluding the Lease liabilities and Asset-backed financing as described above, mainly related to subsidized financing in South America and China and India & Asia Pacific.
The total carrying amount of assets acting as security for loans for the Company amounted to €806 million, excluding the Right-of-use assets as described in Note 11, Property, plant and equipment, at December 31, 2023 (€1,360 million at December 31, 2022).